Net Income and Other Comprehensive Income (Loss) - Employee Benefit Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Post-employment benefit
Defined contribution plans	$ 594		$ 544	$ 489
Defined benefit plans pension costs recognized in profit and loss	2,834		2,822	2,914
Post-employment benefit	3,428		3,366	3,403
Share-based payment
Compensation cost of share-based payment transactions	22	$ 1	17	36
Other employee benefit
Salaries	25,760		25,985	25,526
Insurance	2,748		2,652	2,643
Others	15,449		15,730	15,717
Other employee benefit	43,957		44,367	43,886
Employee benefit expenses	47,407		47,750	47,325
Summary by functions
Compensation distributed to the employees			1,702	1,928
Remuneration paid to the directors			42	45
Operating costs [Member]
Post-employment benefit
Defined benefit plans pension costs recognized in profit and loss	1,734		1,732	1,794
Other employee benefit
Employee benefit expenses	24,725		25,190	25,320
Operating Expenses
Other employee benefit
Employee benefit expenses	$ 22,682		$ 22,560	$ 22,005